Exhibit 99
Ford Credit Auto Owner Trust 2016-B
Monthly Investor Report

Collection Period	May 2018
Payment Date	6/15/2018
Transaction Month	26
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,420,298,372.26	56,550		56.8 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$288,300,000.00	0.63%		May 15, 2017
Class A-2a Notes	$275,000,000.00	1.08%		March 15, 2019
Class A-2b Notes	$185,200,000.00	2.22871%	*	March 15, 2019
Class A-3 Notes	$382,000,000.00	1.33%		October 15, 2020
Class A-4 Notes	$120,480,000.00	1.52%		August 15, 2021
Class B Notes	$39,510,000.00	1.85%		September 15, 2021
Class C Notes	$26,340,000.00	2.14%		October 15, 2022
Total	$1,316,830,000.00
		* One-month LIBOR + 0.31%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,257,123.37

Principal:
Principal Collections	$17,516,405.56
Prepayments in Full	$8,502,383.07
Liquidation Proceeds	$438,588.57
Recoveries	$143,481.63
Sub Total	$26,600,858.83
Collections	$27,857,982.20

Purchase Amounts:
Purchase Amounts Related to Principal	$353,254.00
Purchase Amounts Related to Interest	$1,115.12
Sub Total	$354,369.12

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$28,212,351.32

Ford Credit Auto Owner Trust 2016-B
Monthly Investor Report

Collection Period	May 2018
Payment Date	6/15/2018
Transaction Month	26
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$28,212,351.32
Servicing Fee	$451,690.99	$451,690.99	$0.00	$0.00	$27,760,660.33
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$27,760,660.33
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$27,760,660.33
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$27,760,660.33
Interest - Class A-3 Notes	$324,057.50	$324,057.50	$0.00	$0.00	$27,436,602.83
Interest - Class A-4 Notes	$152,608.00	$152,608.00	$0.00	$0.00	$27,283,994.83
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$27,283,994.83
Interest - Class B Notes	$60,911.25	$60,911.25	$0.00	$0.00	$27,223,083.58
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$27,223,083.58
Interest - Class C Notes	$46,973.00	$46,973.00	$0.00	$0.00	$27,176,110.58
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$27,176,110.58
Regular Principal Payment	$24,909,410.81	$24,909,410.81	$0.00	$0.00	$2,266,699.77
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,266,699.77
Residual Released to Depositor	$0.00	$2,266,699.77	$0.00	$0.00	$0.00
Total		$28,212,351.32

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$24,909,410.81
Total					$24,909,410.81
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$24,909,410.81	$65.21	$324,057.50	$0.85	$25,233,468.31	$66.06
Class A-4 Notes	$0.00	$0.00	$152,608.00	$1.27	$152,608.00	$1.27
Class B Notes	$0.00	$0.00	$60,911.25	$1.54	$60,911.25	$1.54
Class C Notes	$0.00	$0.00	$46,973.00	$1.78	$46,973.00	$1.78
Total	$24,909,410.81	$18.92	$584,549.75	$0.44	$25,493,960.56	$19.36

Ford Credit Auto Owner Trust 2016-B
Monthly Investor Report

Collection Period	May 2018
Payment Date	6/15/2018
Transaction Month	26

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$292,382,709.19	0.7653998	$267,473,298.38	0.7001919
Class A-4 Notes	$120,480,000.00	1.0000000	$120,480,000.00	1.0000000
Class B Notes	$39,510,000.00	1.0000000	$39,510,000.00	1.0000000
Class C Notes	$26,340,000.00	1.0000000	$26,340,000.00	1.0000000
Total	$478,712,709.19	0.3635342	$453,803,298.38	0.3446180

Pool Information
Weighted Average APR	2.815%	2.812%
Weighted Average Remaining Term	35.48	34.67
Number of Receivables Outstanding	35,431	34,549
Pool Balance	$542,029,192.15	$514,770,557.97
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$506,078,138.14	$480,759,847.82
Pool Factor	0.3816305	0.3624383

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$7,101,491.86
Targeted Credit Enhancement Amount	$7,721,558.37
Yield Supplement Overcollateralization Amount	$34,010,710.15
Targeted Overcollateralization Amount	$60,967,259.59
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$60,967,259.59

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$7,101,491.86
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$7,101,491.86
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$7,101,491.86

Ford Credit Auto Owner Trust 2016-B
Monthly Investor Report

Collection Period	May 2018
Payment Date	6/15/2018
Transaction Month	26
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		103	$448,002.98
(Recoveries)		128	$143,481.63
Net Loss for Current Collection Period			$304,521.35
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.6742%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			1.0399%
Second Prior Collection Period			0.4568%
Prior Collection Period			0.7842%
Current Collection Period			0.6916%
Four Month Average (Current and Prior Three Collection Periods)			0.7431%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		2,482	$11,340,563.55
(Cumulative Recoveries)			$1,337,322.08
Cumulative Net Loss for All Collection Periods			$10,003,241.47
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.7043%

Average Realized Loss for Receivables that have experienced a Realized Loss			$4,569.12
Average Net Loss for Receivables that have experienced a Realized Loss			$4,030.31

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.59%	446	$8,205,565.54
61-90 Days Delinquent	0.23%	56	$1,160,991.63
91-120 Days Delinquent	0.05%	13	$277,399.16
Over 120 Days Delinquent	0.10%	28	$529,010.27
Total Delinquent Receivables	1.98%	543	$10,172,966.60

Repossession Inventory:
Repossessed in the Current Collection Period		24	$415,301.67
Total Repossessed Inventory		33	$723,897.65

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.2127%
Prior Collection Period			0.2625%
Current Collection Period			0.2808%
Three Month Average			0.2520%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month Trigger
1-12 1.00%
13-24 1.75%
25-36 3.25%
37+ 5.00%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.3822%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2016-B
Monthly Investor Report

Collection Period	May 2018
Payment Date	6/15/2018
Transaction Month	26

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2018

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer